GOODWILL (Details) - USD ($)	9 Months Ended	12 Months Ended
	Aug. 31, 2022	Nov. 30, 2021
Disclosure Goodwill Abstract
Goodwill at beginning of period	$ 833,493
Additions	5,440,863	833,493
Balance, end of period	$ 6,274,356	$ 833,493